Trade and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

9.	TRADE AND OTHER PAYABLES

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Trade accounts payable - other companies	$888,155	$1,442,262
Amounts due to related companies (Note 20)	1,838,257	2,118,424
Accrued salaries and bonus	492,606	210,537
Accrued customer claims	359,926	116,692
Trade and other payables	$3,578,944	$3,887,915

As at 30 June 2019 and 2018, $48,847 and $28,720, respectively, included in accrued customer claims is a specific provision for penalty claims for failure to meet certain performance indicators as stipulated in contracts with certain clients from the financial institution sector.

10.	TRADE AND OTHER PAYABLES

	31 December
	2018	2017
Trade accounts payable- other companies	$1,442,262	$1,556,834
Amounts due to related companies (Note 19)	2,118,424	124,460
Accrued salaries and bonus	210,537	76,444
Accrued customer claims	116,692	182,952
Trade and other payables	$3,887,915	$1,940,690

Output Vat	$78,479	$100,040
Accrued Expense	740,899	420,090
Payroll Payable	589,030	519,235
Other Payable	221,669	285,885
Other current liabilities	$1,630,077	$1,325,250

As of 31 December 2018 and 2017, $18,445 and $71,092, respectively, included in accrued customer claims is a specific provision for penalty claims for failure to meet certain performance indicators as stipulated in contracts with certain clients from the financial institution sector.